February 7, 2006




VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

             RE:   Merrill Lynch New York Municipal Bond Fund of
                   Merrill Lynch Multi-State Municipal Series Trust Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (Securities Act File No. 333-130529, Investment Company Act No. 811-4375)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (the "Fund") hereby certifies that:

         (1) the form of Proxy Statement and Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14; and

         (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on February 1, 2006.


                                   Sincerely,

                                   MERRILL LYNCH NEW YORK MUNICIPAL BOND
                                   FUND OF MERRILL LYNCH MULTI-STATE
                                   MUNICIPAL SERIES TRUST


                                   By:  /s/  Alice A. Pellegrino
                                       ----------------------------------------
                                        Alice A. Pellegrino
                                        Secretary